Bank Borrowing - Additional Information (Detail) (Term Loan) In Millions, unless otherwise specified	0 Months Ended
	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) USD ($)	Dec. 06, 2013 China Distance Education Limited (CDEL Hong Kong) CNY	Dec. 06, 2013 Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") CNY
Debt Instrument [Line Items]
Term loan agreement value		$ 16	100
Term loan agreement interest rate		2.40%	2.40%
Term loan maturity period	18 months
Term deposit used as collateral				100